SEGMENTED INFORMATION (Tables)	12 Months Ended
Dec. 31, 2023
Schedule Of consolidated statements of operations forrevenue
	2023	2022
Silver	$16,642	$16,570
Copper	13,137	10,258
Gold	20,361	25,875
Penalties, treatment costs and refining charges	(6,251)	(8,516)
Total revenue from mining operations	$43,889	$44,187

Schedule Of customers accounted for total revenues
	2023	2022
Customer #1	$35,053	$39,911
Customer #2	8,675	-
Customer #3	161	3,479
Other customers	-	797
Total revenue from mining operations	$43,889	$44,187

Schedule Of Geographical information relating non-current assets
	December 31, 2023	December 31, 2022
Exploration and evaluation assets - Mexico	$50,110	$49,803
Exploration and evaluation assets - Canada	1	1
Total exploration and evaluation assets	$50,111	$49,804
	December 31, 2023	December 31, 2022
Plant, equipment, and mining properties - Mexico	$52,891	$43,812
Plant, equipment, and mining properties - Canada	178	244
Total plant, equipment, and mining properties	$53,069	$44,056